Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 91	$ 454	[1]	$ 14,822	[1]
Payments on borrowings	(7,265)	(8,965)	[1]	(23,116)	[1]
Amortized cost	101,975	110,073	[1]
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	87,369	95,478		97,564
Proceeds from borrowings	74	148		11,226
Payments on borrowings	(6,698)	(6,735)		(13,596)
Capitalization / (payment) of lease liabilities	794	697		394
Amortized cost	63	64		71
Unrealized foreign exchange effects	(1,776)	(2,149)		2,521
Current portion of long-term debt	(617)	(875)		(3,744)
(Gain)/Loss on bond redemption and other movements	(329)	741		1,042
Balance ending	78,880	87,369		95,478
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	1,408	3,081		5,410
Proceeds from borrowings	17	306		3,596
Payments on borrowings	(567)	(2,230)		(9,520)
Capitalization / (payment) of lease liabilities	(519)	(547)		(484)
Amortized cost	0	0		17
Unrealized foreign exchange effects	(6)	(88)		241
Current portion of long-term debt	617	875		3,744
(Gain)/Loss on bond redemption and other movements	79	10		77
Balance ending	$ 1,029	$ 1,408		$ 3,081

[1]	Amended to conform to 2022 presentation.